FINANCING ARRANGEMENTS - Senior Secured Notes (Details) - USD ($)		12 Months Ended
	Mar. 21, 2017	Dec. 31, 2017	Dec. 18, 2017	Nov. 21, 2017	Oct. 17, 2017	Aug. 15, 2017	Oct. 04, 2012	Sep. 28, 2010
Debt Instrument [Line Items]
Redemption price percentage due to change in control (as a percent)		101.00%
Aggregate principal amount		$ 9,560,000,000
Senior Secured Notes 6.50% Due March 2022
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,250,000,000
Stated interest rate	6.50%	6.50%
Redemption price percentage (as a percent)		100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings		40.00%
Senior Secured Notes 7.00% Due March 2024
Debt Instrument [Line Items]
Aggregate principal amount	$ 2,000,000,000
Stated interest rate	7.00%	7.00%
Redemption price percentage (as a percent)		100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings		40.00%
Senior Unsecured Notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,100,000,000	$ 5,000,000,000
Stated interest rate	6.75%
Repurchased face amount	$ 1,100,000,000					$ 500,000,000
Senior Secured Notes 5.50% Notes Due November 2025
Debt Instrument [Line Items]
Stated interest rate		5.50%
6.375% Senior Notes due in October 2020
Debt Instrument [Line Items]
Stated interest rate		6.375%					6.375%
Repurchased face amount			$ 1,021,000,000		$ 569,000,000
7.00% Senior Notes due in October 2020
Debt Instrument [Line Items]
Stated interest rate		7.00%						7.00%
Repurchased face amount			$ 188,000,000		431,000,000
Senior Notes
Debt Instrument [Line Items]
Redemption price percentage due to change in control (as a percent)		101.00%
Aggregate principal amount		$ 1,500,000,000
Senior Notes | Senior Secured Notes 5.50% Notes Due November 2025
Debt Instrument [Line Items]
Aggregate principal amount				$ 750,000,000	$ 1,000,000,000
Stated interest rate					5.50%
Redemption price percentage (as a percent)		100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings		40.00%
Revolving credit facility
Debt Instrument [Line Items]
Stated interest rate		5.32%
Repayments of lines of credit	$ 350,000,000